UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               November 9, 2012
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           86

Form 13F Information Table Value Total:  $    544528
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                               September 30, 2012


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      457   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6725  6780000 PRN      SOLE                                    6680000
NuVasive Conv Sr Notes         CONV             670704AC9     8742  9160000 PRN      SOLE                                    9020000
WebMD Health Conv Sr Notes     CONV             94770VAF9     3191  3865000 PRN      SOLE                                    3765000
Wright Medical Conv Sr Notes   CONV             98235TAA5      577   560000 PRN      SOLE                                     560000
ACI Worldwide                  COM              004498101     5836   138100 SH       SOLE                                     138100
Abaxis                         COM              002567105     3723   103650 SH       SOLE                                     103650
Acxiom                         COM              005125109     4138   226500 SH       SOLE                                     226500
Advisory Board                 COM              00762W107      530    11075 SH       SOLE                                       8675
Albany Molecular Research      COM              012423109     2397   690800 SH       SOLE                                     690800
Allscripts                     COM              01988P108     4876   392580 SH       SOLE                                     388580
AngioDynamics                  COM              03475V101     1039    85200 SH       SOLE                                      85200
Ansys                          COM              03662Q105     6312    85992 SH       SOLE                                      83542
Arbitron                       COM              03875Q108      455    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     9746   300796 SH       SOLE                                     295136
Atwood Oceanics                COM              050095108      500    11000 SH       SOLE                                      11000
Avid Technology                COM              05367P100      941    99450 SH       SOLE                                      99450
Bio Reference Labs             COM              09057G602     9217   322500 SH       SOLE                                     322500
Blackbaud                      COM              09227Q100     2177    91000 SH       SOLE                                      90200
Brady                          COM              104674106     1891    64600 SH       SOLE                                      64600
CRA International              COM              12618T105      864    50000 SH       SOLE                                      50000
Celgene                        COM              151020104     2530    33115 SH       SOLE                                      33115
Cepheid                        COM              15670R107     5877   170350 SH       SOLE                                     167150
Cerner                         COM              156782104     2112    27290 SH       SOLE                                      27290
Charles River Labs             COM              159864107     5974   150850 SH       SOLE                                     150850
Chevron                        COM              166764100      233     2000 SH       SOLE                                       2000
Cognex                         COM              192422103    15943   461035 SH       SOLE                                     455935
Computer Programs & Systems    COM              205306103     4815    86675 SH       SOLE                                      86125
Digital River                  COM              25388b104      768    46100 SH       SOLE                                      46100
Dolby Laboratories             COM              25659T107     2227    68000 SH       SOLE                                      68000
FactSet Research System        COM              303075105    13498   139995 SH       SOLE                                     137795
Forrester Research             COM              346563109    11921   414340 SH       SOLE                                     407250
Forward Air                    COM              349853101     1576    51825 SH       SOLE                                      51825
Franklin Electric              COM              353514102     1510    24960 SH       SOLE                                      22460
Fuel-Tech                      COM              359523107      541   129700 SH       SOLE                                     129700
Furiex Pharmaceuticals         COM              36106P101      978    51232 SH       SOLE                                      50832
Genesee & Wyoming Class A      COM              371559105      506     7575 SH       SOLE                                       6575
Gentex                         COM              371901109    15635   920220 SH       SOLE                                     897440
HMS Holdings                   COM              40425J101    12475   373625 SH       SOLE                                     364845
Haemonetics                    COM              405024100    25335   315902 SH       SOLE                                     308972
Healthcare Services Grp        COM              421906108     4490   196415 SH       SOLE                                     189215
Healthways                     COM              422245100     3603   307650 SH       SOLE                                     307650
Hologic                        COM              436440101    14619   722973 SH       SOLE                                     705110
Huron Consulting Grp           COM              447462102     5025   144300 SH       SOLE                                     140454
ICON PLC ADR                   COM              45103T107    18615   763860 SH       SOLE                                     760860
IDEXX Laboratories             COM              45168D104    24131   242886 SH       SOLE                                     239888
IPC Hospitalist                COM              44984A105     8206   179560 SH       SOLE                                     176760
ITRON                          COM              465741106     7194   166800 SH       SOLE                                     166800
Illumina                       COM              452327109     9662   200500 SH       SOLE                                     197000
Integra Lifesciences           COM              457985208     1726    42000 SH       SOLE                                      42000
Jack Henry & Associates        COM              426281101    11719   309615 SH       SOLE                                     306015
Kaydon                         COM              486587108     5735   256700 SH       SOLE                                     254500
LKQ                            COM              501889208    15956   863644 SH       SOLE                                     841628
Linear Tech                    COM              535678106     1117    35100 SH       SOLE                                      35100
Liquidity Services Inc         COM              53635B107      550    10950 SH       SOLE                                       9450
Manhattan Associates           COM              562750109    26399   460958 SH       SOLE                                     452754
Medicis Pharmaceutical         COM              584690309    17113   395500 SH       SOLE                                     392500
Mednax                         COM              58502b106     7322    98350 SH       SOLE                                      98350
Meridian Bioscience            COM              589584101     2413   125800 SH       SOLE                                     125800
Merit Medical Systems          COM              589889104     5182   347075 SH       SOLE                                     347075
Micros Systems                 COM              594901100     5110   103940 SH       SOLE                                     101400
Morningstar                    COM              617700109     8800   140485 SH       SOLE                                     139585
National Instruments           COM              636518102     1108    44100 SH       SOLE                                      44100
NeuStar                        COM              64126x201     1665    41600 SH       SOLE                                      41600
Nice Systems                   COM              653656108     2927    88100 SH       SOLE                                      88100
NuVasive                       COM              670704105      388    16950 SH       SOLE                                      16950
O'Reilly Automotive            COM              67103H107     5435    65000 SH       SOLE                                      65000
Oceaneering Intl               COM              675232102      395     7145 SH       SOLE                                       6525
Orthofix                       COM              N6748L102     4466    99800 SH       SOLE                                      98600
Pengrowth Energy Tr            COM              706902509       81    12000 SH       SOLE                                      12000
Quaker Chemical                COM              747316107     3183    68200 SH       SOLE                                      68200
Quality Systems                COM              747582104     3487   188200 SH       SOLE                                     184650
ResMed                         COM              761152107    20649   510225 SH       SOLE                                     502325
SEI Investments                COM              784117103    10780   502800 SH       SOLE                                     502800
SM Energy                      COM              78454L100      390     7200 SH       SOLE                                       7200
Sanofi-Aventis SA              COM              80105N113      256   152420 SH       SOLE                                     152420
Skyworks Solutions             COM              83088M102     1192    50585 SH       SOLE                                      46885
Sourcefire                     COM              83616T108     3753    76550 SH       SOLE                                      76550
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Thoratec                       COM              885175307      587    16975 SH       SOLE                                      14975
Trimble Navigation             COM              896239100     6713   140850 SH       SOLE                                     137750
Valeant Pharmaceuticals Int'l  COM              91911k102    57988  1049168 SH       SOLE                                    1045568
Verint Systems                 COM              92343x100     2409    87800 SH       SOLE                                      87800
Wright Medical                 COM              98235T107     1070    48400 SH       SOLE                                      48400
Zebra Technologies             COM              989207105    11916   317850 SH       SOLE                                     312950
El Paso Conv Pfd               PFD              283678209      217     4000 SH       SOLE                                       4000